Average Annual Total Returns{- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund-Retail PRO-09 - Fidelity® Stock Selector All Cap Fund	Fidelity Stock Selector All Cap Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	WA006 Past 1 year	WA006 Past 5 years	WA006 Past 10 years
Total	32.25%	10.65%	12.67%	30.38%	9.52%	11.55%	20.32%	8.21%	10.26%	31.49%	11.70%	13.56%	30.90%	11.18%	13.43%